Sep. 06, 2019
Prospectus Supplement

John Hancock Funds II
Supplement dated September 6, 2019 to the current prospectus, as may be supplemented

New Opportunities Fund (the fund)

The following information supplements information relating to the fund contained in the supplements filed with the SEC on June 26, 2019 and August 23, 2019:

Effective immediately, the "Annual fund operating expenses" table and the "Expense example" table in the "Fund summary" section are amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R1	R2	R3	R4	R5	R6
Management fee[1]	0.72	0.72	0.72	0.72	0.72	0.72	0.72	0.72	0.72
Distribution and service (Rule 12b-1) fees	0.25[2]	1.00	0.00	0.50	0.25	0.50	0.25	0.00	0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.25[3]	0.25[3]	0.15[3]	0.10[3]	0.05[3]	0.00
Additional other expenses	0.20	0.20	0.21	0.10	0.10	0.10	0.11	0.10	0.10
Total other expenses	0.20	0.20	0.21	0.35	0.35	0.25	0.21	0.15	0.10
Acquired fund fees and expenses[4]	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses[5]	1.18	1.93	0.94	1.58	1.33	1.48	1.19	0.88	0.83
Contractual expense reimbursement[6]	-0.02	-0.02	-0.04	-0.02	-0.02	-0.02	-0.12[7]	-0.02	-0.02
Total annual fund operating expenses after expense reimbursements	1.16	1.91	0.90	1.56	1.31	1.46	1.07	0.86	0.81

1	"Management fee" has been restated to reflect the contractual management fee schedule effective September 6, 2019.
2	"Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective July 1, 2019.
3	"Service plan fee" has been restated to reflect maximum allowable fees.
4	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
5
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

6
The advisor contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund's average daily net assets. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, (e) class specific expenses, (f) underlying fund expenses (acquired fund fees), (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class I shares exceed 0.90% of average daily net assets attributable to Class I shares. For purposes of this agreement, "expenses of Class I shares" means all expenses of the fund (as defined above) plus class-specific expenses. These agreements expire on December 31, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

7
The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R1	R2	R3	R4	R5	R6
Shares		Sold	Not Sold
1 year	612	294	194	92	159	133	149	109	88	83
3 years	854	604	604	296	497	419	466	366	279	263
5 years	1,115	1,040	1,040	516	858	727	806	643	486	459
10 years	1,859	2,252	2,252	1,151	1,877	1,600	1,767	1,433	1,082	1,023

Effective immediately, "Credit and counterparty risk," "Hedging, derivatives, and other strategic transactions risk," and "Multi manager risk" will be removed from the "Fund summary – PRINCIPAL RISKS" and "Fund details – PRINCIPAL RISKS" sections.

Effective immediately, the "Fund summary – PAST PERFORMANCE" section is in its entirety by the following:

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Russell 2000 Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time , or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Prior to September 27, 2014, the fund was managed solely by subadvisors other than the fund's current subadvisor, GW&K Investment Management, LLC (GW&K) pursuant to a different investment strategy. The performance presented prior to this date should not be attributed to GW&K. During the period from September 27, 2014 to September 6, 2019, the fund was managed by Brandywine Global Investment Management, LLC, Dimensional Fund Advisors LP, and GW&K pursuant to a multi-manager investment strategy. Effective after close of business on September 6, 2019, GW&K became the fund's sole subadvisor and began managing the fund as the sole subadvisor. The performance presented for the period from September 27, 2014 to September 6, 2019 should not be attributed to the sole management of the fund by GW&K. The fund's performance shown below might have differed materially had GW&K solely managed the fund pursuant to its current investment strategy prior to September 6, 2019.

A note on performance

Class NAV shares commenced operations on October 15, 2005. Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares of the fund commenced operations on May 27, 2015. Returns shown prior to a class's commencement date are those of Class NAV shares, except that they include any sales charges. Returns for Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares would have been substantially similar to returns of Class NAV shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2018, was 9.40%.
Best quarter: Q2 '09, 25.26%
Worst quarter: Q4 '08, –25.97%

Average annual total returns (%)—as of 12/31/17	1 year	5 year	10 year
Class A (before tax)	8.15	11.82	7.11
after tax on distributions	5.76	9.49	5.85
after tax on distributions, with sale	5.37	8.91	5.43
Class C	12.06	12.57	7.47
Class I	14.20	13.16	7.75
Class R1	13.74	12.92	7.64
Class R2	13.87	13.04	7.70
Class R3	13.69	12.91	7.64
Class R4	14.14	13.13	7.74
Class R5	14.32	13.22	7.78
Class R6	14.29	13.20	7.77
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)*	22.17	15.21	9.19
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	14.65	14.12	8.71

*
Prior to September 6, 2019, the fund's primary benchmark was the Russell 2000 Index. Effective September 6, 2019, the fund's primary benchmark index is the Russell 2000 Growth Index. The Russell 2000 Growth Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

Prospectus Supplement

John Hancock Funds II
Supplement dated September 6, 2019 to the current Class NAV prospectus, as may be supplemented

New Opportunities Fund (the fund)

The following information supplements information relating to the fund contained in the supplements filed with the SEC on June 26, 2019 and August 23, 2019:

Effective immediately, the "Annual fund operating expenses" table and the "Expense example" table in the "Fund summary" section are amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.72
Other expenses	0.09
Acquired fund fees and expenses[2]	0.01
Total annual fund operating expenses[3]	0.82
Contractual expense reimbursement[4]	-0.02
Total annual fund operating expenses after expense reimbursements	0.80

1	"Management fee" has been restated to reflect the contractual management fee schedule effective September 6, 2019.
2	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
3
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4
The advisor contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund's average daily net assets. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all expenses of the fund (as defined above) plus class-specific expenses. These agreements expire on December 31, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	82
3 years	260
5 years	453
10 years	1,012

Effective immediately, "Credit and counterparty risk," "Hedging, derivatives, and other strategic transactions risk," and "Multi manager risk" will be removed from the "Fund summary – PRINCIPAL RISKS" and "Fund details – PRINCIPAL RISKS" sections.

Effective immediately, the "Fund summary – PAST PERFORMANCE" section is replaced in its entirety by the following:

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Russell 2000 Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Prior to September 27, 2014, the fund was managed solely by subadvisors other than the fund's current subadvisor, GW&K Investment Management, LLC (GW&K) pursuant to a different investment strategy. The performance presented prior to this date should not be attributed to GW&K. During the period from September 27, 2014 to September 6, 2019, the fund was managed by Brandywine Global Investment Management, LLC, Dimensional Fund Advisors LP, and GW&K pursuant to a multi-manager investment strategy. Effective after close of business on September 6, 2019, GW&K became the fund's sole subadvisor and began managing the fund as the sole subadvisor. The performance presented for the period from September 27, 2014 to September 6, 2019 should not be attributed to the sole management of the fund by GW&K. The fund's performance shown below might have differed materially had GW&K solely managed the fund pursuant to its current investment strategy prior to September 6, 2019.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2018, was 9.72%.
Best quarter: Q2 '09, 25.26%
Worst quarter: Q4 '08, –25.97%

Average annual total returns (%)—as of 12/31/17	1 year	5 year	10 year
Class NAV (before tax)	14.30	13.21	7.78
after tax on distributions	11.62	10.71	6.44
after tax on distributions, with sale	8.90	9.95	5.94
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)*	22.17	15.21	9.91
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	14.65	14.12	8.71

*
Prior to September 6, 2019, the fund's primary benchmark was the Russell 2000 Index. Effective September 6, 2019, the fund's primary benchmark index is the Russell 2000 Growth Index. The Russell 2000 Growth Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

John Hancock Funds II
Supplement dated September 6, 2019 to the current Class 1 prospectus, as may be supplemented

New Opportunities Fund (the fund)

The following information supplements information relating to the fund contained in the supplements filed with the SEC on June 26, 2019 and August 23, 2019:

Effective immediately, the "Annual fund operating expenses" table and the "Expense example" table in the "Fund summary" section are amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.72
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.09
Acquired fund fees and expenses[2]	0.01
Total annual fund operating expenses[3]	0.87
Contractual expense reimbursement[4]	-0.02
Total annual fund operating expenses after expense reimbursements	0.85

1	"Management fee" has been restated to reflect the contractual management fee schedule effective September 6, 2019.
2	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
3
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4
The advisor contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund's average daily net assets. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all expenses of the fund (as defined above) plus class-specific expenses. These agreements expire on December 31, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	87
3 years	276
5 years	480
10 years	1,071

Effective immediately, "Credit and counterparty risk," "Hedging, derivatives, and other strategic transactions risk" and "Multi manager risk" will be removed from the "Fund summary – PRINCIPAL RISKS" section.

Effective immediately, the "Fund summary – PAST PERFORMANCE" section is replaced in its entirety by the following:

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Russell 2000 Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Prior to September 27, 2014, the fund was managed solely by other subadvisors pursuant to a different investment strategy. The performance presented prior to this date should not be attributed to GW&K Investment Management, LLC (GW&K). Effective after close of business on September 6, 2019, GW&K became the fund's sole subadvisor. Between September 27, 2014 and September 6, 2019, the fund was managed by Brandywine Global Investment Management, LLC, Dimensional Fund Advisors

LP, and GW&K Investment Management, LLC (GW&K) pursuant to three separate investment strategies. The performance presented prior to September 6, 2019 should not be attributed to the sole management of the fund by GW&K. The fund's performance shown below might have differed materially had GW&K solely managed the fund pursuant to its sole investment strategies prior to September 6, 2019.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2018, was 9.69%.
Best quarter: Q2 '09, 25.33%
Worst quarter: Q4 '08, –25.92%

Average annual total returns (%)—as of 12/31/17	1 year	5 year	10 year
Class 1 (before tax)	14.24	13.15	7.73
after tax on distributions	11.59	10.69	6.41
after tax on distributions, with sale	8.85	9.92	5.91
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)*	22.17	15.21	9.91
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	14.65	14.12	8.71

*
Prior to September 6, 2019, the fund's primary benchmark was the Russell 2000 Index. Effective September 6, 2019, the fund's primary benchmark index is the Russell 2000 Growth Index. The Russell 2000 Growth Index better reflects the universe of investment opportunities based on the fund's investment strategies.